Financial Instruments - Financial Assets and Liabilities measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Short-term investments	$ 10,801	$ 13,937
Long-term investments	72,840	46,243
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	83,641	60,180
Recurring fair value measurement [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	10,801	13,937
Long-term investments	15,892	10,998
Recurring fair value measurement [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	52,325	33,139
Recurring fair value measurement [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	4,623	2,106
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	52,325	33,139
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	52,325	33,139
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	31,316	27,041
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	10,801	13,937
Long-term investments	15,892	10,998
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	4,623	2,106
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	$ 0	$ 0